Quarterly Financial Information - Summary of Quarterly Financial Results (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	May 03, 2014	Feb. 01, 2014	Nov. 02, 2013	Aug. 03, 2013	May 04, 2013	Feb. 02, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Quarterly Financial Information [Line Items]
Net Sales	$ 53,452	$ 87,758	$ 85,755	$ 74,294	$ 40,363	$ 72,831	$ 76,990	$ 57,155	$ 33,376	$ 288,170	$ 240,352	$ 175,255
Gross profit	26,411	40,142	41,723	33,638	17,513	32,666	35,118	25,635	14,777	133,016	108,196	85,710
Net income (loss) from continuing operations	1,384	8,311	16,468	8,395	(9,779)	1,220	5,702	(13,373)	(23,244)	23,395	(29,695)	(41,922)
Net loss from discontinued operations, net of tax		(7,729)	(18,827)	(18,929)	(5,330)	(12,827)	(20,597)	(20,679)	(23,911)	(50,815)	(78,014)	(105,944)
Net income (loss)	$ 1,384	$ 582	$ (2,359)	$ (10,534)	$ (15,109)	$ (11,607)	$ (14,895)	$ (34,052)	$ (47,155)	$ (27,420)	$ (107,709)	$ (147,866)
Net income (loss) per share-basic:
Continuing operations	$ 0.04	$ 0.24	$ 0.63	$ 0.32	$ (0.37)	$ 0.05	$ 0.22	$ (0.51)	$ (0.89)	$ 0.83	$ (1.13)	$ (1.60)
Discontinued operations		$ (0.22)	$ (0.72)	$ (0.72)	$ (0.21)	$ (0.49)	$ (0.79)	$ (0.79)	$ (0.91)	$ (1.81)	$ (2.98)	$ (4.04)
Net income (loss) per share-diluted:
Continuing operations	$ 0.04	$ 0.24	$ 0.62	$ 0.32	$ (0.37)	$ 0.05	$ 0.22	$ (0.51)	$ (0.89)	$ 0.83	$ (1.13)	$ (1.60)
Discontinued operations		$ (0.22)	$ (0.72)	$ (0.72)	$ (0.21)	$ (0.49)	$ (0.79)	$ (0.79)	$ (0.91)	$ (1.81)	$ (2.98)	$ (4.04)
Scenario, Previously Reported [Member]
Net income (loss) per share-basic:
Discontinued operations					$ (0.2)
Net income (loss) per share-diluted:
Discontinued operations					$ (0.2)